UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/2002
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             11/15/2002
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 83
                                        -------------------

Form 13F Information Table Value Total: $  58,877
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK     91927806       2,642,341        82,832      SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      2,344,304        93,585      SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      2,146,522        69,020      SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107      1,773,968        20,339      SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      1,701,855        75,270      SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,619,573        68,049      SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                    1,497,657        35,650      SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      1,434,531        58,196      SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                    1,420,820        28,855      SOLE          SOLE       SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,413,619        22,727      SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,411,860        38,210      SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109      1,398,692        24,760      SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107      1,353,811        47,040      SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,331,839        30,449      SOLE          SOLE       SOLE
Philip Morris Companies        COMMON STOCK     718154107      1,272,718        32,802      SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104      1,238,162        22,895      SOLE          SOLE       SOLE
Allstate Corp                  COMMON STOCK     20002101       1,136,356        31,965      SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       1,021,356        44,100      SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,017,294        22,840      SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                      965,814        30,690      SOLE          SOLE       SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101        944,016        24,299      SOLE          SOLE       SOLE
Medsource Technologies         COMMON STOCK                      939,737       124,965      SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                      933,098        25,425      SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109        930,088        10,406      SOLE          SOLE       SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        929,717        15,615      SOLE          SOLE       SOLE
General Dynamics Corp          COMMON STOCK                      921,876        11,335      SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                      913,807        39,085      SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK     55262L100        905,803        49,282      SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                      892,736        37,700      SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101        889,034        18,460      SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         803,307        20,133      SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                      791,991        42,626      SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102        671,788        25,739      SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        646,575        21,020      SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      644,834        10,480      SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105        555,019         5,047      SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101        554,425        18,699      SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106        550,761        13,076      SOLE          SOLE       SOLE
Pharmacia Corp                 COMMON STOCK     71713U102        542,376        13,950      SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          540,148        13,370      SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     17275R102        526,327        50,222      SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107         517,079         9,453      SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        490,775        10,233      SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        478,230        16,845      SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102        461,115        12,027      SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        453,456        12,610      SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK     92343V104        446,120        16,258      SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109        439,996        14,905      SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109        433,524        18,440      SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      414,852        16,614      SOLE          SOLE       SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        414,151         5,050      SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      393,951         6,435      SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                      388,492        15,665      SOLE          SOLE       SOLE
Vodafone Airtouch ADR          COMMON STOCK     92857T107        385,542        30,050      SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         378,741         7,485      SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103        359,442        12,386      SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        355,035         8,080      SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK     731068102        343,170         5,535      SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100        338,541        24,373      SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        335,982         5,762      SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         333,731        12,035      SOLE          SOLE       SOLE
Auto Data Processing           COMMON STOCK     53015103         331,532         9,535      SOLE          SOLE       SOLE
Duke Energy                    COMMON STOCK     264399106        309,574        15,835      SOLE          SOLE       SOLE
Merck & Co.                    COMMON STOCK     58933107         307,354         6,724      SOLE          SOLE       SOLE
Sara Lee Corp                  COMMON STOCK     803111103        284,117        15,534      SOLE          SOLE       SOLE
Nabors Industries Ltd          COMMON STOCK                      283,288         8,650      SOLE          SOLE       SOLE
Safeway Inc New                COMMON STOCK     786514208        280,534        12,580      SOLE          SOLE       SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102        271,154         7,803      SOLE          SOLE       SOLE
ChevronTexaco Corp             COMMON STOCK     166741100        255,879         3,695      SOLE          SOLE       SOLE
MBIA Inc.                      COMMON STOCK                      255,680         6,400      SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK     654902204        253,473        19,130      SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      245,279         8,735      SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         236,968         7,600      SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101         233,627        12,105      SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK                      231,696        19,854      SOLE          SOLE       SOLE
US Energy Corp Wyo             COMMON STOCK                      225,129        63,776      SOLE          SOLE       SOLE
Liberty Media New Ser A        COMMON STOCK                      184,777        25,735      SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                      137,937        14,816      SOLE          SOLE       SOLE
Oracle Corp.                   COMMON STOCK     68389X105        109,883        13,980      SOLE          SOLE       SOLE
Liberty Media Group Cl B       COMMON STOCK                       80,790        11,052      SOLE          SOLE       SOLE
Qwest Communications           COMMON STOCK     337941603         25,707        11,275      SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5        50,000      SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE       SOLE